Financial risk management - Summary of offsetting financial liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	₩ 104,011,536	₩ 79,824,269
Gross amounts of recognized financial liabilities set off in the statement of financial position	45,466,182	36,987,470
Net amounts of financial liabilities presented in the statement of financial position	58,545,354	42,836,799
Related amounts not set off in the statement of financial position (Financial instruments)	45,754,656	29,379,959
Related amounts not set off in the statement of financial position (Cash collateral received)	1,000	1,000
Net amount	12,789,698	13,455,840
Derivatives
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	13,236,855	18,245,590
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	13,236,855	18,245,590
Derivatives and other financial instruments
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	17,773,129	8,215,343
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	17,773,129	8,215,343
Related amounts not set off in the statement of financial position (Financial instruments)	22,987,953	14,692,837
Related amounts not set off in the statement of financial position (Cash collateral received)	1,000	1,000
Net amount	8,021,031	11,767,096
Bonds sold under repurchase agreements
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	14,988,698	11,542,956
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	14,988,698	11,542,956
Related amounts not set off in the statement of financial position (Financial instruments)	11,768,314	10,667,259
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	3,220,384	875,697
Securities borrowed
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	790,416	357,842
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	790,416	357,842
Related amounts not set off in the statement of financial position (Financial instruments)	790,416	357,842
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	0	0
Domestic exchange settlement pending
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	42,413,447	36,593,966
Gross amounts of recognized financial liabilities set off in the statement of financial position	38,218,494	34,787,860
Net amounts of financial liabilities presented in the statement of financial position	4,194,953	1,806,106
Related amounts not set off in the statement of financial position (Financial instruments)	4,097,860	1,735,983
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	97,093	70,123
Payable from purchase of securities
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	14,808,991	4,868,572
Gross amounts of recognized financial liabilities set off in the statement of financial position	7,247,688	2,199,610
Net amounts of financial liabilities presented in the statement of financial position	7,561,303	2,668,962
Related amounts not set off in the statement of financial position (Financial instruments)	6,110,113	1,926,038
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	₩ 1,451,190	₩ 742,924